UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina			27615
(Address of principal executive offices)			(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

HATTERAS FUNDS

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2013
(Unaudited)

HATTERAS FUNDS

As of and for the six months ended September 30, 2013
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners' Capital	1
Statements of Operations	2
Statements of Changes in Partners' Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-14
Board of Directors	15-16
Fund Management	17
Other Information	18
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2013 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $155,165,294; $211,219,981; $178,579,880 and $449,999,057, respectively)	$170,645,952	$227,729,185	$183,532,796	$491,661,014
Cash	349,859	405,000	199,890	305,250
Receivable for withdrawal from Hatteras Master Fund, L.P.	8,992,468	12,005,127	9,667,187	25,911,454
Prepaid assets	30,509	252,140	36,328	522,474
Total assets	$180,018,788	$240,391,452	$193,436,201	$518,400,192
Liabilities and partners' capital
Withdrawals payable	$8,992,468	$12,005,127	$9,667,187	$25,911,454
Contributions received in advance	—	—	—	50,000
Servicing fee payable	127,478	170,209	16,114	43,190
Professional fees payable	23,635	13,587	28,019	6,557
Accounting and administration fees payable	11,595	16,164	9,570	16,160
Printing fees payable	1,654	4,400	—	7,274
Custodian fees payable	705	1,236	765	1,382
Other accrued expenses	4,156	9,687	24,708	31,491
Total liabilities	9,161,691	12,220,410	9,746,363	26,067,508
Partners' capital	170,857,097	228,171,042	183,689,838	492,332,684
Total liabilities and partners' capital	$180,018,788	$240,391,452	$193,436,201	$518,400,192
Components of partners' capital
Capital contributions (net)	$171,775,554	$234,834,913	$182,510,709	$460,842,954
Accumulated net investment loss	(19,470,372)	(26,313,486)	(4,665,533)	(11,047,243)
Accumulated net realized loss	(7,253,810)	(7,636,873)	(7,510,493)	(5,091,780)
Accumulated net unrealized appreciation on investments	25,805,725	27,286,488	13,355,155	47,628,753
Partners' capital	$170,857,097	$228,171,042	$183,689,838	$492,332,684
Net asset value per unit	$95.02	$94.57	$98.91	$98.21
Maximum offering price per unit**	$96.92	$96.46	$98.91	$98.21
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	10,000,000.00
Number of outstanding units	1,798,115.02	2,412,593.63	1,857,047.35	5,013,011.23

*  Consolidated Statement. See note 1.

**  The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

ONE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2013 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income allocated from Hatteras Master Fund, L.P.
Investment income	$3,900	$5,107	$4,120	$11,078
Operating expenses	(1,212,588)	(1,613,105)	(1,299,774)	(3,496,952)
Allocation of performance fees	—	—	—	(1,123,385)
Net investment income allocated from Hatteras Master Fund, L.P.	(1,208,688)	(1,607,998)	(1,295,654)	(4,609,259)
Feeder Fund investment income
Interest	54	64	46	96
Total fund investment income	54	64	46	96
Feeder Fund expenses
Servicing fee	772,297	1,026,962	97,308	261,100
Accounting and administration fees	66,334	96,777	57,349	96,934
Insurance fees	26,165	34,792	27,745	74,324
Directors' fees	22,500	22,500	22,500	22,500
Professional fees	20,390	19,120	23,400	21,487
Printing fees	8,100	6,000	6,947	8,702
Custodian fees	5,318	6,975	8,327	10,862
Withholding tax	—	253,356	—	514,856
Other expenses	30,489	29,500	31,500	33,000
Total Feeder Fund expenses	951,593	1,495,982	275,076	1,043,765
Net investment loss	(2,160,227)	(3,103,916)	(1,570,684)	(5,652,928)
Net realized loss and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized loss from investments in Adviser Funds, securities and foreign exchange transactions	(2,107,466)	(2,803,857)	(2,258,740)	(6,069,073)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	7,619,610	10,146,997	8,177,140	21,989,927
Net realized loss and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.	5,512,144	7,343,140	5,918,400	15,920,854
Net increase in partners' capital resulting from operations	$3,351,917	$4,239,224	$4,347,716	$10,267,926

*  Consolidated Statement. See note 1.

See notes to financial statements.

TWO

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2013 and the six months ended September 30, 2013 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners' Capital, at March 31, 2012*	$234,880,501	$312,203,760	$236,891,562	$624,546,925
Capital contributions	8,346,000	10,697,277	12,778,549	26,609,863
Capital withdrawals	(66,564,692)	(87,225,548)	(62,321,857)	(145,459,748)
Repurchase fees	189,352	99,866	190,180	118,808
Net investment income/(loss)	(367,785)	(717,489)	1,339,583	2,382,329
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	5,481,387	7,330,608	5,841,578	15,628,270
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	2,989,143	3,660,794	2,892,592	7,728,454
Partners' Capital, at March 31, 2013**	$184,953,906	$246,049,268	$197,612,187	$531,554,901
Capital contributions	795,099	2,174,000	1,299,233	3,004,464
Capital withdrawals	(18,243,825)	(24,294,411)	(19,570,062)	(52,494,607)
Repurchase fees	—	2,961	764	—
Net investment loss	(2,160,227)	(3,103,916)	(1,570,684)	(5,652,928)
Net realized loss from investments in Adviser Funds, securities and foreign exchange transactions	(2,107,466)	(2,803,857)	(2,258,740)	(6,069,073)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	7,619,610	10,146,997	8,177,140	21,989,927
Partners' Capital, at September 30, 2013***	$170,857,097	$228,171,042	$183,689,838	$492,332,684

*  Consolidated Statement. See note 1.

**  Including accumulated net investment loss of $17,310,145; $23,209,570; $3,094,849; and $5,394,315, respectively.

***  Including accumulated net investment loss of $19,470,372; $26,313,486; $4,665,533; and $11,047,243, respectively.

See notes to financial statements.

THREE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CASH FLOWS

For the six months ended September 30, 2013 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$3,351,917	$4,239,224	$4,347,716	$10,267,926
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of interests in Hatteras Master Fund, L.P.	(361,257)	(1,302,726)	(1,008,031)	(2,380,207)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	19,008,971	25,433,617	19,655,960	53,502,586
Net investment loss allocated from Hatteras Master Fund, L.P.	1,208,688	1,607,998	1,295,654	4,609,259
Net realized loss from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	2,107,466	2,803,857	2,258,740	6,069,073
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(7,619,610)	(10,146,997)	(8,177,140)	(21,989,927)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	741,539	942,401	732,962	2,065,889
(Increase)/Decrease in investment in Hatteras Master Fund, L.P. paid in advance	163,401	102,229	486,857	439,525
(Increase)/Decrease in prepaid assets	(26,112)	(246,291)	(31,883)	(510,747)
Increase/(Decrease) in servicing fee payable	(10,518)	(13,341)	(1,221)	(3,441)
Increase/(Decrease) in accounting and administration fees payable	28	82	31	12
Increase/(Decrease) in professional fees payable	(20,017)	(12,080)	(16,201)	(7,953)
Increase/(Decrease) in custodian fees payable	(95)	(164)	(35)	(18)
Increase/(Decrease) in printing fees payable	(8,346)	(10,600)	(5,000)	(20,325)
Increase/(Decrease) in other accrued expenses	(844)	1,642	19,708	16,820
Net cash provided by operating activities	18,535,211	23,398,851	19,558,117	52,058,472
Cash flows from financing activities:
Capital contributions	450,099	1,835,000	744,033	2,502,274
Capital withdrawals, net of withdrawal fees	(18,985,451)	(25,233,851)	(20,302,260)	(54,560,496)
Net cash used in financing activities	(18,535,352)	(23,398,851)	(19,558,227)	(52,058,222)
Net change in cash	(141)	—	(110)	250
Cash at beginning of period	350,000	405,000	200,000	305,000
Cash at end of period	$349,859	$405,000	$199,890	$305,250

*  Consolidated Statement. See note 1.

See notes to financial statements.

FOUR

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited)

1.  ORGANIZATION

The Hatteras Funds, each a "Feeder Fund" and collectively the "Feeder Funds" are:

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (collectively the "Blocker Funds"), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in Hatteras Master Fund, L.P. (the "Master Fund" and together with the Feeder Funds, the "Funds"). The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds' investment in the Master Fund, for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, (the "1940 Act") as closed-end, non-diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds' secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Master Fund, which is registered under the 1940 Act. The Feeder Funds are co-managed by Hatteras Investment Partners, LLC ("HIP"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and Morgan Creek Capital Management, LLC ("MCCM," together with HIP, the "Investment Managers"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act. Investors who acquire units of limited partnership interest in the Feeder Funds ("Units") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Feeder Funds.

The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds' financial statements. The percentages of the Master Fund's beneficial limited partnership interests owned by the Feeder Funds at September 30, 2013 were:

Hatteras Core Alternatives Fund, L.P.	15.64%
Hatteras Core Alternatives TEI Fund, L.P.	20.87%
Hatteras Core Alternatives Institutional Fund, L.P.	16.82%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	45.05%

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of each of the Feeder Funds and the Master Fund (the "General Partner"). The General Partner is an affiliate of HIP. The General Partner has appointed a Board of Directors for each Feeder Fund (collectively the "Boards") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Boards its rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds' business.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value. Because the full amount of investment cannot be redeemed at least quarterly, each Feeder Fund's investment in the Master Fund would be considered level 3 under Accounting Standards Codification 820 — Fair Value, as described in the notes to the Master Fund's financial statements included elsewhere in this report. Valuation

FIVE

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a.  Investment Valuation (continued)

of securities held by the Master Fund, including the Master Fund's disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund's financial statements.

b.  Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.  Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Managers. The Feeder Funds' specific expenses are recorded on an accrual basis.

d.  Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund's allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers ("Adviser Funds"). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.  Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For returns filed for the years ended December 31, 2010 through December 31, 2012, the Feeder Funds remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2013 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, the Feeder Funds did not incur any material interest or penalties.

f.  Cash

Cash includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Limited Partners' capital from operations during the reporting period. Actual results could differ from those estimates.

h.  Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds as presented in the Statements of Assets, Liabilities, and Partners' Capital, Statements of Operations, Statements of Changes in Partners' Capital, and Statements of Cash Flows. All significant intercompany accounts and transactions have been eliminated in consolidation.

SIX

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

3.  ALLOCATION OF LIMITED PARTNERS' CAPITAL

Net profits or net losses of the Feeder Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners' capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners in accordance with the Limited Partners' respective investment percentages.

Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

The Feeder Funds maintain a separate capital account ("Capital Account") on their books for each Limited Partner. Each Limited Partner's Capital Account will have an opening balance equal to the Limited Partner's initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2 percent of the purchased amount), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner's interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Beginning Units, April 1, 2012	2,622,166.10	3,493,192.83	2,569,519.62	6,785,237.10
Purchases	92,593.95	119,103.07	137,183.02	288,692
Sales	(730,980.39)	(963,327.82)	(662,817.42)	(1,551,702.68)
Beginning Units, April 1, 2013	1,983,779.66	2,648,968.08	2,043,885.22	5,522,226.42
Purchases	8,535.45	23,354.86	13,471.52	31,147.62
Sales	(194,200.09)	(259,729.31)	(200,309.39)	(540,362.81)
Ending units, September 30, 2013	1,798,115.02	2,412,593.63	1,857,047.35	5,013,011.23

4.  RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. will pay HIP (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end partner's capital of the applicable Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the six months ended September 30, 2013.

The performance allocation is calculated at the Master Fund level, and allocated to the Feeder Funds based on each Feeder Fund's ownership interest in the Master Fund. The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative "hurdle amount", which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year (the "Performance Allocation"). The Performance Allocation is made on a "peak to peak," or "high watermark" basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. MCCM is a non-voting member ("Member") of HIP. HIP, MCCM and the General Partner have entered into a membership agreement (the "Member Agreement"). Pursuant to the Member Agreement, the General Partner makes distributions to MCCM equal to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2013, the General Partner of the Master Fund accrued a Performance Allocation which was allocated to the Hatteras Core Alternatives TEI Institutional Fund, L.P. in the amount of $1,123,385, which is disclosed in the Statement of Operations.

Hatteras Capital Distributors LLC ("HCD"), an affiliate of HIP, serves as the Feeder Funds' distributor. HCD receives a distribution fee from HIP equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. serves as custodian of the Feeder Funds' cash balances and provides custodial services for the Feeder Funds. J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator and accounting agent to the Feeder Funds and provides certain

SEVEN

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

4.  RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average Limited Partners' capital, subject to certain minimums.

At September 30, 2013, Limited Partners who are affiliated with HIP, MCCM or the General Partner owned $555,282 (0.32% of Partners' Capital) of Hatteras Core Alternatives Fund, L.P., $1,849,111 (1.01% of Partners' Capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $507,049 (0.10% of Partners' Capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.  RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund's financial statements included in this report along with the applicable Feeder Fund's prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds' investment objective will be met.

6.  REPURCHASE OF LIMITED PARTNERS' UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Managers. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds' income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner's one year anniversary of its initial investment may be subject to a maximum 2% repurchase fee.

7.  INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds' financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts are calculated based on each Limited Partner group taken as a whole. The General Partner's interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on the timing of purchases and sales and performance allocation.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners' capital. The ratios include the Feeder Funds' proportionate share of the Master Fund's income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

EIGHT

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, July 1, 2008*	$100.00	$100.00	$100.00	$100.00
Income from investment operations:
Net investment loss	(1.19)	(1.22)	(0.79)	(0.75)
Net realized and unrealized loss on investment transactions	(22.52)	(22.51)	(22.50)	(22.59)
Total from investment operations	(23.71)	(23.73)	(23.29)	(23.34)
Unit Value, April 1, 2009	76.29	76.27	76.71	76.66
Income from investment operations:
Net investment loss	(1.92)	(1.56)	(0.86)	(0.61)
Net realized and unrealized gain on investment transactions	13.37	12.98	13.06	12.81
Total from investment operations	11.45	11.42	12.20	12.20
Unit Value, April 1, 2010	87.74	87.69	88.91	88.86
Income from investment operations:
Net investment income (loss)	(0.44)	(0.48)	(0.10)	0.30
Net realized and unrealized gain on investment transactions	5.54	5.51	6.00	5.53
Total from investment operations	5.10	5.03	5.90	5.83
Unit Value, April 1, 2011	92.84	92.72	94.81	94.69
Income from investment operations:
Net investment income (loss)	(0.41)	(0.40)	0.52	0.40
Net realized and unrealized loss on investment transactions	(2.86)	(2.95)	(3.14)	(3.05)
Total from investment operations	(3.27)	(3.35)	(2.62)	(2.65)
Unit Value, April 1, 2012	89.57	89.37	92.19	92.04
Income from investment operations:
Net investment income (loss)	(2.26)	(2.32)	0.21	0.17
Net realized and unrealized gain on investment transactions	5.92	5.83	4.28	4.05
Total from investment operations	3.66	3.51	4.49	4.22
Unit Value, March 31, 2013	93.23	92.88	96.68	96.26
Income from investment operations:
Net investment loss	(2.10)	(2.15)	(1.00)	(1.23)
Net realized and unrealized gain on investment transactions	3.89	3.84	3.23	3.18
Total from investment operations	1.79	1.69	2.23	1.95
Unit Value, September 30, 2013	$95.02	$94.57	$98.91	$98.21

*  Unit value per unit information presented as of unitization on July 1, 2008.

NINE

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2013	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	(Unaudited)	2013	2012	2011	2010
Total return before Performance Allocation	1.92%[4]	4.09%	(3.52)%	5.81%	15.01%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	1.92%[4]	4.09%	(3.52)%	5.81%	15.01%
Net investment loss[1]	(2.38)%[5]	(0.17)%	(0.29)%	(0.60)%	(1.90)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.39%[5]	2.30%	2.33%	2.32%	2.35%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.39%[5]	2.30%	2.33%	2.32%	2.35%
Limited Partners' capital, end of year (000's)	$170,857	$184,954	$234,881	$248,882	$231,314
Portfolio Turnover Rate (Master Fund)	10.85%[4]	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2013, and the period ended September 30, 2013, the ratios of other operating expenses to average partner's capital were, 2.29%, 2.22%, 2.25%, 2.22%, and 2.30%, respectively, and the ratios of credit facility fees and interest expense to average partner's capital allocated from the Master Fund were , 0.06%, 0.10%, 0.08%, 0.08%, and 0.09%, respectively.

4  Not Annualized.

5  Annualized.

TEN

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2013	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	(Unaudited)	2013	2012	2011	2010
Total return before Performance Allocation	1.82%[4]	3.93%	(3.62)%	5.74%	14.97%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	1.82%[4]	3.93%	(3.62)%	5.74%	14.97%
Net investment loss[1]	(2.58)%[5]	(0.25)%	(0.39)%	(0.68)%	(1.94)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.58%[5]	2.38%	2.43%	2.39%	2.39%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.58%[5]	2.38%	2.43%	2.39%	2.39%
Limited Partners' capital, end of year (000's)	$228,171	$246,049	$312,204	$325,745	$300,576
Portfolio Turnover Rate (Master Fund)	10.85%[4]	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2013, and the period ended September 30, 2013, the ratios of other operating expenses to average partner's capital were 2.27%, 2.20%, 2.23%, 2.18%, and 2.28% respectively; the ratios of allocated credit facility fees and interest expense to average partner's capital were 0.06%, 0.10%, 0.08%, 0.08%, and 0.09% respectively; and the ratios of withholding tax to average partner's capital were 0.06%, 0.09%, 0.12%, 0.12%, and 0.21% respectively.

4  Not Annualized.

5  Annualized.

ELEVEN

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2013	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	(Unaudited)	2013	2012	2011	2010
Total return before Performance Allocation	2.31%[4]	4.87%	(2.77)%	6.64%	15.90%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	2.31%[4]	4.87%	(2.77)%	6.64%	15.90%
Net investment income (loss)[1]	(1.62)%[5]	0.60%	0.50%	0.14%	(1.12)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.62%[5]	1.54%	1.55%	1.53%	1.57%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	1.62%[5]	1.54%	1.55%	1.53%	1.57%
Limited Partners' capital, end of year (000's)	$183,690	$197,612	$236,892	$238,675	$249,153
Portfolio Turnover Rate (Master Fund)	10.85%[4]	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2013, and the period ended September 30, 2013, the ratios of other operating expenses to average partner's capital were 1.51%, 1.43%, 1.47%, 1.46%, and 1.53%, respectively, and the ratios of credit facility fees and interest expense to average partner's capital allocated from the Master Fund were 0.06%, 0.10%, 0.08%, 0.08%, and 0.09% respectively.

4  Not Annualized.

5  Annualized.

TWELVE

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2013	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	(Unaudited)	2013	2012	2011	2010
Total return before Performance Allocation	2.46%[5]	4.74%	(2.85)%	6.61%	15.91%
Performance Allocation	(0.43)%[6]	(0.16)%	0.05%[4]	(0.05)%	0.00%
Total return after Performance Allocation	2.03%[5]	4.58%	(2.80)%	6.56%	15.91%
Net investment income (loss)[1]	(2.17)%[6]	0.40%	0.46%	0.10%	(1.11)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.74%[6]	1.58%	1.62%	1.56%	1.55%
Performance Allocation[1]	0.43%[6]	0.16%	(0.05)%[4]	0.05%	0.00%
Net expenses[1]	2.17%[6]	1.74%	1.57%	1.61%	1.55%
Limited Partners' capital, end of year (000's)	$492,333	$531,555	$624,547	$659,549	$561,581
Portfolio Turnover Rate (Master Fund)	10.85%[5]	25.15%	32.68%	25.12%	23.12%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partner's capital. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

3  For the years ended March 31, 2010-2013, and the period ended September 30, 2013, the ratios of other operating expenses to average partner's capital were 1.44%, 1.38%, 1.42%, 1.39% , and 1.45% respectively; the ratios of allocated credit facility fees and interest expense to average partner's capital were 0.06%, 0.10%, 0.08%, 0.08%, and 0.09% respectively; and the ratios of withholding tax to average partner's capital were 0.05%, 0.08%, 0.12%, 0.11%, and 0.20% respectively.

4  Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

5  Not Annualized.

6  Annualized.

THIRTEEN

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (concluded)

9.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

HIP recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners' capital of each of the Feeder Funds be made for the quarter ending December 31, 2013 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer's expiration date of October 18, 2013, and submitted the following tender requests:

Hatteras Core Alternatives Fund, L.P.	$8,989,406
Hatteras Core Alternatives TEI Fund, L.P.	$12,006,835
Hatteras Core Alternatives Institutional Fund, L.P.	$9,667,185
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$25,911,922

On October 1, 2013, RCS Capital Corporation (the "Company") and Scotland Acquisition, LLC, a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement with certain principals of the HIP and the General Partner (collectively the "Sellers") and David Perkins, as the Sellers' representative. The purchase will result in a change in control of HIP and, therefore, constitute an "assignment" within the meaning of the 1940 Act of i) the existing investment co-management agreement between HIP and The Master Fund, and ii) the existing investment co-management agreement among HIP, MCCM and the Master Fund. The purchase is expected to be consummated in the first quarter of 2014.

HIP recommended to the Boards that a tender offer to repurchase all outstanding Units that reside in a shareholder account containing an amount of Units valued at less than $15,000 be made based on the NAV per Unit as of December 31, 2013, after giving effect to the tender offer occurring as of that same date. The Boards approved such recommendation. The Funds intend to repurchase approximately the following percentages of outstanding Units:

Hatteras Core Alternatives Fund, L.P.	0.05%
Hatteras Core Alternatives TEI Fund, L.P.	0.30%
Hatteras Core Alternatives Institutional Fund, L.P.	0.05%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	0.07%

*************

FOURTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2013, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds' Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	18
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	18
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	18
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	18
Daniel K. Wilson June 22, 1948	Director; Audit Committee Member	Since 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	18

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

2  Mr. Perkins is deemed to be an "interested" Director of the Feeder Funds because of his affiliations with HIP.

FIFTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited) (concluded)

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
Joseph E. Breslin November 18, 1953	Director	Since 2013	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	18
Thomas Mann February 1, 1950	Director	Since 2013	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	18

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

SIXTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2013, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008

Prior to becoming Secretary of each of the Funds in the Fund Complex, Mr. Fields was the Treasurer of each of the Funds in the Fund Complex. Mr. Fields is Chief Operating Officer of HIP and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the Funds in the Fund Complex and HIP as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the Funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of HIP and its affiliates.	N/A

1  The "Fund Complex" consists of the Funds, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

SEVENTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2013 or to obtain a free copy of the Master Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds' Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EIGHTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2013
(Unaudited)

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2013
(Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners' Capital	6
Statement of Operations	7
Statements of Changes in Partners' Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-18
Board of Directors	19-20
Fund Management	21
Other Information	22

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

Investments in Adviser Funds and Securities — (102.57%)	Shares	Cost	Fair Value
Absolute Return — (9.78%)
Broad Peak Fund, L.P.[a,b,d]		$290,930	$206,098
Citadel Wellington, LLC (Class A)[a,b,c]		20,078,256	35,407,052
D.E. Shaw Composite Fund, LLC[b]		798,512	1,223,787
Dorsal Capital Partners, L.P.[a,b]		20,000,000	20,235,877
Eton Park Fund, L.P.[a,b]		6,731,542	7,965,182
Marathon Fund, L.P.[a,b,d]		852,076	275,337
Millennium USA,L.P.[a,b]		25,000,000	28,320,676
Montrica Global Opportunities Fund, L.P.[a,b,d]		287,607	229,293
OZ Asia, Domestic Partners, L.P.[a,b,d]		805,298	785,416
Perry Partners, L.P.[a,b,d]		519,868	767,927
Pipe Equity Partners[a,b,d]		10,780,394	4,329,225
Pipe Select Fund, LLC[a,b,d]		4,905,625	5,682,176
Stark Investments, L.P.[a,b,d]		1,057,056	1,016,102
Stark Select Asset Fund, LLC[a,b,d]		342,313	348,700
Total Absolute Return		92,449,477	106,792,848
Enhanced Fixed Income — (10.99%)
BDCM Partners I, L.P.[a,b,d]		16,753,241	16,914,925
Contrarian Capital Fund I, L.P.[a,b]		7,219,629	13,154,640
CPIM Structured Credit Fund 1000, L.P.[a,b,d]		49,717	14,690
Drawbridge Special Opportunities Fund, L.P.[a,b,d]		1,188,407	1,525,052
Fortress VRF Advisors I, LLC[a,b,d]		8,092,619	1,035,495
Halcyon European Structured Opportunities Fund, L.P.[a,b,d]		103,648	42,059
Harbinger Capital Partners Fund I, L.P.[a,b,d]		4,753,912	1,421,281
Harbinger Class L Holdings (U.S.), LLC[a,b,d]		76,341	69,533
Harbinger Class LS Holdings I (U.S.) Trust, Series 2[a,b,d]	2,458	6,502,119	849,912
Harbinger Class PE Holdings (U.S.) Trust, Series 1[a,b,d]	3	944,025	578,680
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,d]		12,326,927	8,474,883
Indaba Capital Partner, L.P.[a,b]		20,000,000	25,617,310
Marathon Special Opportunities Fund, L.P.[a,b,d]		867,199	849,443
Morgan Rio Capital Fund, L.P.[a,b]		17,000,000	20,242,515
Prospect Harbor Credit Partners, L.P.[a,b,d]		499,580	880,512

See notes to financial statements.

ONE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited) (continued)

Enhanced Fixed Income — (10.99%) (continued)	Cost	Fair Value
Providence MBS Fund, L.P.[a,b]	$18,750,000	$28,193,096
Strategic Value Restructuring Fund, L.P.[a,b,d]	77,928	79,738
Total Enhanced Fixed Income	115,205,292	119,943,764
Opportunistic Equity — (38.71%)
Artis Partners 2X (Institutional), L.P.[b,c,d]	1,620,853	275,789
Ashoka Fund, L.P.[a,b]	23,919,251	25,748,663
Balyasny Atlas Leveraged Fund, L.P.[a,b]	19,457,378	22,662,084
Bay Pond Partners, L.P.[a,b,c]	25,000,000	31,657,492
Broadfin Healthcare Fund, L.P.[a,b,c]	22,000,000	32,273,102
Camcap Resources, L.P.[a,b,d]	491,057	480,619
Crosslink Crossover Fund IV, L.P.[a,b,d]	1,633,805	6,336,094
Crosslink Crossover Fund V, L.P.[a,b,d]	734,153	4,195,207
Crosslink Crossover Fund VI, L.P.[a,b,d]	8,515,359	9,331,567
Falcon Edge Global, L.P.[a,b,c]	25,000,000	29,518,332
Gavea Investment Fund II, L.P.[a,b,d]	48,211	563,332
Gavea Investment Fund III, L.P.[a,b,d]	7,680,000	17,403,416
Glade Brook Global Domestic Fund, L.P.[a,b,c]	25,000,000	30,158,727
Gracie Capital, L.P.[a,b,d]	33,435	11,737
Hound Partners, L.P.[a,b,c]	24,000,000	31,240,631
Integral Capital Partners VII, L.P.[a,b,d]	838,076	1,201,441
Integral Capital Partners VIII, L.P.[a,b,d]	2,177,590	1,732,879
Passport Long Short Fund, L.P.[a,b]	10,000,000	9,853,882
Samlyn Equity, L.P.[a,b,c,d]	1,154,713	978,365
Sansar Capital Master Fund, L.P. and Subsidiaries[a,b,d]	162,832	28,029
SR Global Fund, L.P. (Japan), Class Ha,b	20,000,000	20,240,284
Teng Yue Partners Fund, L.P.[a,b]	10,000,000	10,617,081
The Raptor Private Holdings, L.P.[a,b,d]	320,173	250,085
The Russian Prosperity Fund[a,b]	10,000,000	11,023,187
Tybourne Equity (US) Fund[a,b,c]	25,000,000	28,728,145
Valiant Capital Partners, L.P.[b,c]	12,397,302	18,567,529
Value Partners Hedge Fund, LLC[a,b]	28,000,000	27,106,454
Viking Global Equities, L.P.[a,b,c]	17,166,317	26,213,921
Visium Balanced Fund, L.P.[a,b,c]	15,149,117	22,466,921
WCP Real Estate Strategies Fund, L.P.[a,b,d]	2,524,382	1,573,302
Total Opportunistic Equity	340,024,004	422,438,297
Private Investments — (38.17%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P.[b]	479,282	2,140,314
ABRY Partners VI, L.P.[b]	3,216,476	4,433,095
ABRY Partners VII, L.P.[a,b]	2,770,055	2,994,672
Accel-KKR Capital Partners III, L.P.[b]	6,049,048	5,234,198
Accel-KKR Capital Partners IV, L.P.[a,b]	116,939	86,319
Arclight Energy Partners Fund III, L.P.[b]	1,638,020	2,077,202
Arclight Energy Partners Fund IV, L.P.[b]	1,864,317	1,225,698
Arclight Energy Partners Fund V, L.P.[b]	1,760,599	1,748,372
Arminius Moat, L.P.[a,b]	5,615,015	—
Ascendent Capital Partners I, L.P.[b]	1,352,022	1,246,919
BDCM Opportunity Fund II, L.P.[a,b]	3,902,732	7,102,294
Benson Elliot Real Estate Partners II, L.P.[a,b]	5,405,537	2,491,269

See notes to financial statements.

TWO

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited) (continued)

Private Investments — (38.17%) (continued)	Cost	Fair Value
Cadent Energy Partners II, L.P.[b]	$6,615,944	$8,919,236
Canaan Natural Gas Fund X, L.P.[b]	4,252,325	2,965,460
CDH Venture Partners II, L.P.[a,b]	4,013,636	3,864,844
CDH Venture Partners IV, L.P.[b]	6,434,901	6,308,958
China Special Opportunities Fund III, L.P.[a,b]	4,329,427	4,746,927
Claremont Creek Ventures, L.P.[a,b]	1,780,416	885,193
Claremont Creek Ventures II, L.P.[a,b]	1,639,393	2,531,061
Colony Investors VII, L.P.[a,b]	2,737,980	498,800
Colony Investors VIII, L.P.[b]	7,654,240	2,373,226
CX Partners Fund Limited[b]	5,399,150	3,909,754
Dace Ventures I, L.P.[a,b]	2,223,632	1,482,825
Darwin Private Equity I, L.P.[a,b]	5,023,985	3,583,070
EMG Investments, LLC[b]	1,401,570	4,100,322
EnerVest Energy Institutional Fund X-A, L.P.[b]	2,177,100	2,273,316
EnerVest Energy Institutional Fund XI-A, L.P.[b]	6,926,418	14,527,120
Fairhaven Capital Partners, L.P.[a,b]	4,115,181	2,867,177
Florida Real Estate Value Fund, L.P.[b]	2,863,164	3,772,143
Forum European Realty Income III, L.P.[a,b]	6,280,477	5,888,612
Garrison Opportunity Fund, LLC[a,b]	3,929,052	7,886,178
Garrison Opportunity Fund II A,LLC[a,b]	3,409,830	4,476,018
Glade Brook Private Investors, LLC[a,b]	1,500,000	1,467,457
Great Point Partners I, L.P.[b]	2,511,935	3,869,194
Greenfield Acquisition Partners V, L.P.[b]	5,631,420	6,510,322
GTIS Brazil Real Estate Fund, L.P.[a,b]	7,371,948	9,929,923
Halifax Capital Partners II, L.P.[b]	1,909,560	2,461,823
Halifax Capital Partners III, L.P.[b]	969,102	775,232
Hancock Park Capital III, L.P.[a,b]	1,940,643	4,324,130
Healthcor Partners Fund, L.P.[a,b,c]	2,875,638	4,070,869
Hillcrest Fund, L.P.[a,b]	5,427,160	4,321,814
Intervale Capital Fund, L.P.[b]	3,749,553	4,493,444
J.C. Flowers III, L.P.[b]	3,409,817	3,921,586
LC Fund V, L.P.[a,b]	2,452,352	2,519,575
Lighthouse Capital Partners VI, L.P.[b]	3,730,616	4,104,962
Merit Energy Partners F-II, L.P.[b]	1,156,832	836,192
Mid Europa Fund III, L.P.[a,b]	5,212,191	5,031,415
Midstream & Resources Follow-On Fund, L.P.[b]	628,596	7,823,597
Monomoy Capital Partners II, L.P.[a,b]	103,607	1,374,031
Natural Gas Partners VIII, L.P.[a,b]	2,789,441	4,608,000
Natural Gas Partners IX, L.P.[b]	5,629,971	8,702,000
Natural Gas Partners X, L.P.[a,b]	1,220,998	1,422,220
New Horizon Capital III, L.P.[b]	6,328,270	7,431,116
NGP Energy Technology Partners, L.P.[b]	724,990	146,929
NGP Energy Technology Partners II, L.P.[b]	3,410,199	3,265,988
NGP Midstream & Resources, L.P.[b]	3,978,980	6,365,478
Northstar Equity Partners III Limited[a,b]	2,393,132	2,274,060
OCM European Principal Opportunties Fund, L.P.[a,b]	810,972	3,252,698
OCM Mezzanine Fund II, L.P.[a,b]	472,661	1,500,981
ORBIS Real Estate Fund I, L.P.[a,b]	3,050,078	1,588,292
Orchid Asia IV, L.P.[b]	4,505,641	5,849,359
Parmenter Realty Fund IV, L.P.[b]	1,869,543	2,270,154
Patron Capital III, L.P.[b]	4,819,459	4,303,345
Pearlmark Mezzanine Realty Partners III, LLC[b]	7,139,989	6,073,957
Pennybacker II, L.P.[b]	2,428,252	2,686,893

See notes to financial statements.

THREE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited) (continued)

Private Investments — (38.17%) (continued)	Shares/ Contracts	Cost	Fair Value
Phoenix Real Estate Fund PTE Limited[b]		$4,791,381	$5,452,748
Phoenix Real Estate Fund (T), L.P.[a,b]		5,097,647	4,332,584
Pine Brook Capital Partners, L.P.[b]		6,406,493	7,617,810
Private Equity Investment Fund V, L.P.[b]		11,004,798	12,463,475
Private Equity Investors Fund IV, L.P.[b]		2,759,099	2,167,289
Quantum Energy Partners IV, L.P.[b]		5,117,672	4,976,120
Quantum Energy Partners V, L.P.[a,b]		6,801,648	5,192,023
Rockwood Capital Real Estate Partners Fund VII, L.P.[b]		4,655,858	2,275,829
Roundtable Healthcare Management III, L.P.[a,b]		4,349,451	4,017,988
Roundtable Healthcare Partners II, L.P.[b]		1,111,179	1,749,679
Saints Capital VI, L.P.[b]		8,256,151	9,262,954
Sanderling Venture Partners VI Co-Investment Fund, L.P.[b]		630,987	919,100
Sanderling Venture Partners VI, L.P.[b]		853,294	1,316,716
SBC Latin America Housing US Fund, L.P.[b]		2,544,906	2,663,428
Sentient Global Resources Fund III, L.P.[b]		12,414,940	13,149,572
Sentient Global Resources Fund IV, L.P.[a,b]		3,266,722	3,150,802
Singerman Real Estate Opportunity Fund I, L.P.[a,b]		730,924	1,050,000
Sovereign Capital III, L.P.[a,b]		3,425,496	3,854,319
Square Mile Lodging Opportunity Partners, L.P.[b]		1,102,909	1,261,367
Square Mile Partners III, L.P.[b]		5,554,129	6,448,929
Sterling Capital Partners II, L.P.[b]		1,685,745	1,980,616
Sterling Group Partners III, L.P.[a,b]		3,646,303	4,746,438
Strategic Value Global Opportunities Fund I-A, L.P.[a,b]		2,765,011	1,523,168
Tenaya Capital V, L.P.[b]		3,149,219	3,956,745
The Column Group, L.P.[a,b]		1,531,491	3,212,356
The Energy and Minerals Group Fund II, L.P.[b]		2,996,904	3,208,565
The Founders Fund III, L.P.[a,b]		4,750,000	9,546,220
The Founders Fund IV, L.P.[a,b]		1,905,726	2,313,407
Tiger Global Investments Partners VI, L.P.[a,b]		4,699,534	4,527,940
Tiger Global Investments Partners VII, L.P.[a,b]		1,014,540	942,848
TPF II, L.P.[b]		3,991,509	2,826,903
Trivest Fund IV, L.P.[b]		5,756,501	6,351,282
Trivest Fund V, L.P.[a,b]		328,313	289,661
True Ventures III, L.P.[a,b]		1,500,000	1,440,045
Urban Oil and Gas Partners A-1, L.P.[b]		5,827,244	5,194,070
Urban Oil and Gas Partners B-1, L.P.[a,b]		1,098,220	1,050,784
VCFA Private Equity Partners IV, L.P.[b]		1,202,086	764,412
VCFA Venture Partners V, L.P.[b]		4,953,309	4,316,807
Voyager Capital Fund III, L.P.[a,b]		2,293,622	3,144,784
WCP Real Estate Fund I, L.P.[a,b]		1,649,405	1,485,414
Westview Capital Partners II, L.P.[a,b]		5,220,127	6,913,140
Zero2IPO China Fund II, L.P.[a,b]		4,259,480	4,729,793
Total Investments in Adviser Funds		376,631,382	416,005,758
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	1,331,167	1,000,000	39,935
Illumitex, Inc., Series A-1 Preferred Stock[a,b]	2,404,160	499,369	521,366
Illumitex, Inc., Series X Preferred Stock[a,b]	2,404,160	—	—
Total Investments in Private Companies		1,499,369	561,301

See notes to financial statements.

FOUR

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited) (concluded)

Private Investments — (38.17%) (continued)	Shares/ Contracts	Cost	Fair Value
Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022[a,b]	553,352	$—	$8,981
Total Investment in Private Company Call Options		—	8,981
Total Private Investments		378,130,751	416,576,040
Tactical Trading — (4.92%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P.[a,b,d]		379,957	292,469
Brevan Howard, L.P.[a,b,c]		2,273,920	2,688,817
D.E. Shaw Oculus Fund, LLC[a,b]		7,154,202	13,745,844
Drawbridge Global Macro Fund, L.P.[a,b,d]		90,005	80,851
Ospraie Special Opportunities Fund, L.P.[a,b,d]		1,851,919	2,842,325
Touradji Private Equity Onshore Fund, Ltd.[a,b,d]		1,714,396	898,577
Total Investments in Adviser Funds		13,464,399	20,548,883
Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	692,300	30,715,328	33,181,939
Total Investments in Exchange Traded Funds		30,715,328	33,181,939
Total Tactical Trading		44,179,727	53,730,822
Total Investments in Adviser Funds and Securities (cost $969,989,251)			1,119,481,771
Short-Term Investments — (0.92%)
Federated Prime Obligations Fund #10, 0.03%[e]	10,066,797	10,066,797	10,066,797
Total Short-Term Investments (cost $10,066,797)			10,066,797
Total Investments (cost $980,056,048) (103.49)%			1,129,548,568
Liabilities in excess of other assets (-3.49)%			(38,127,196)
Partners' capital — (100.00)%			$1,091,421,372

a  Non-income producing.

b  Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

c  Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities as of September 30, 2013 was $231,043,043 and $302,720,575, respectively.

d  The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds. The total cost and fair value of these securities as of September 30, 2013 was $104,047,746 and $94,852,561, respectively.

e  The rate shown is the annualized 7-day yield as of September 30, 2013.

See notes to financial statements.

FIVE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2013 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $969,989,251)	$1,119,481,771
Investments in short-term investments, at fair value (cost $10,066,797)	10,066,797
Cash	989,355
Receivable from redemption of Adviser Funds and securities	5,911,441
Investments in Adviser Funds and securities paid in advance	16,739,473
Dividends and interest receivable	548
Prepaid assets	3,351
Total assets	$1,153,192,736
Liabilities and partners' capital
Withdrawals payable	$58,418,433
Performance allocation payable	2,089,184
Management fee payable	960,670
Professional fees payable	112,373
Accounting and administration fees payable	72,004
Line of credit fees payable	39,667
Risk management fees payable	30,000
Custodian fees payable	28,960
Printing fees payable	20,073
Total liabilities	61,771,364
Partners' capital	1,091,421,372
Total liabilities and partners' capital	$1,153,192,736
Components of Partners' Capital
Capital contributions (net)	$986,462,162
Accumulated net investment loss	(11,484,146)
Accumulated net realized loss	(33,049,164)
Accumulated net unrealized appreciation on investments	149,492,520
Partners' capital	$1,091,421,372

See notes to financial statements.

SIX

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2013 (Unaudited)

Investment income
Dividends	$15,452
Interest	9,184
Total investment income	24,636
Operating expenses
Management fee	5,807,563
Line of credit fees	512,831
Professional fees	462,853
Accounting and administration fees	440,371
Risk management expense	306,927
Custodian fees	82,260
Printing expense	40,320
Compliance consulting fees	15,000
Interest expense	14,515
Insurance expense	2,959
Other expenses	70,474
Total operating expenses	7,756,073
Net investment loss	(7,731,437)
Net realized loss and change in unrealized appreciation on investments in adviser funds, securities and foreign exchange transactions:
Net realized loss from investments in Adviser Funds, securities and foreign exchange transactions	(13,468,308)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	48,769,833
Net realized loss and change in unrealized appreciation on investments in adviser funds, securities and foreign exchange transactions	35,301,525
Net increase in partners' capital resulting from operations	$27,570,088

See notes to financial statements.

SEVEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2013 and the six months ended September 30, 2013 (Unaudited)

	General Partner's Capital	Limited Partners' Capital	Total Partners' Capital
Partners' capital, at March 31, 2012	$—	$1,440,698,030	$1,440,698,030
Capital contributions	—	51,623,316	51,623,316
Capital withdrawals	(965,799)	(374,965,845)	(375,931,644)
Net investment income	—	11,642,572	11,642,572
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	34,933,051	34,933,051
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	—	17,585,750	17,585,750
Performance allocation	965,799	(965,799)	—
Partners' capital, at March 31, 2013*	$—	$1,180,551,075	$1,180,551,075
Capital contributions	—	5,052,220	5,052,220
Capital withdrawals	(1,123,385)	(120,628,626)	(121,752,011)
Net investment income	—	(7,731,437)	(7,731,437)
Net realized gain on investments in Adviser Funds, securities and foreign exchange transactions	—	(13,468,308)	(13,468,308)
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	—	48,769,833	48,769,833
Performance allocation	1,123,385	(1,123,385)	—
Partners' capital, at September 30, 2013**	$—	$1,091,421,372	$1,091,421,372

*  Including accumulated net investment loss of $3,752,709.

**  Including accumulated net investment loss of $11,484,146.

See notes to financial statements.

EIGHT

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2013 (Unaudited)

Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$27,570,088
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of Adviser Funds and securities	(122,728,781)
Proceeds from redemptions/sales of Adviser Funds and securities	197,829,070
Net realized loss from investments in Adviser Funds, securities and foreign exchange transactions	13,468,308
Net change in unrealized appreciation on investments in Adviser Funds, securities and foreign exchange transactions	(48,769,833)
Net sales of short-term investments	40,536,571
Increase in investments in Adviser Funds and securities paid in advance	(16,356,892)
Decrease in receivable from redemption of Adviser Funds and securities	31,599,752
Decrease in dividends and interest receivable	1,423
Increase in prepaid assets	(2,786)
Increase in performance allocation payable	2,089,184
Decrease in management fee payable	(78,077)
Decrease in professional fees payable	(115,781)
Decrease in risk management fees payable	(70,000)
Decrease in accounting and administration fees payable	(5,907)
Decrease in line of credit fees payable	(5,666)
Increase in printing fees payable	15,073
Increase in custodian fees payable	9,960
Decrease in other accrued expenses	(10,000)
Net cash provided by operating activities	124,975,706
Cash flows from financing activities:
Capital contributions	3,860,208
Capital withdrawals	(128,324,620)
Net cash used in financing activities	(122,375,228)
Net change in cash	511,294
Cash at beginning of period	478,061
Cash at end of period	$989,355
Supplement Disclosure of Interest Expense Paid	$14,515
Supplement Disclosure of Line of Credit Fees Paid	$518,497

See notes to financial statements.

NINE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited)

1.  ORGANIZATION

Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is co-managed by Hatteras Investment Partners, LLC ("HIP"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and Morgan Creek Capital Management, LLC ("MCCM", together with HIP, the "Investment Managers"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund's secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies, asset categories, and trading Advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by the Adviser (an "Adviser Fund") which includes exchange traded funds ("ETFs"), hedge funds, and investment funds or by placing assets in an account directly managed by the Adviser.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner is an affiliate of HIP. The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Basis of Accounting

The Master Fund's accounting and reporting policies conform with accounting principles generally accepted within the United States of America ("GAAP").

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

The Master Fund's valuation procedures have been approved by the Master Fund's Board. The valuation procedures are implemented by the Master Fund's Investment Managers and the third party administrator, which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments held by the Master Fund include:

•  Investments in Adviser Funds — The Master Fund will value interests in the Adviser Funds at fair value, using the net asset value ("NAV") as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Advisor Funds, which ordinarily will be the value determined by their respective investment managers, in accordance with the Master Fund's valuation procedures. Investments in Adviser Funds are subject to the terms of the Adviser Funds' offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds' investment managers as required by the Adviser Funds' offering documents. If the Investment Managers determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund's valuation procedures under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

  The interests of some Adviser Funds, primarily investments in private equity funds, may be valued less frequently than the calculation of the Master Fund's net asset value. Therefore, the reported performance of the Adviser Fund may lag the reporting period of the Master Fund. The Investment Managers have established procedures for reviewing the effect on the Master Fund's net asset value due to this lag in reported performance of the Adviser Funds.

TEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

•  Investments in Exchange Traded Funds and Mutual Funds — Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

•  Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization ("EBITDA"), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company's stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser's own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

•  Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the six months ended September 30, 2013, the Master Fund was granted options from one of the Master Fund's Private Companies. Options are valued by the Investment Managers using an option pricing model. At September 30, 2013, the fair value and change in unrealized appreciation of options held by the Master Fund was $X.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the "near term" (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•  Level 3 — significant unobservable inputs (including the Master Fund's own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the "near term", these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

ELEVEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$94,126,599	$12,666,249	$106,792,848
Enhanced Fixed Income	—	85,526,948	34,416,816	119,943,764
Opportunistic Equity	—	349,167,614	73,270,683	422,438,297
Private Investments		—	416,576,040	416,576,040
Tactical Trading	33,181,939	16,434,661	4,114,222	53,730,822
Short-Term Investment	10,066,797	—	—	10,066,797
Total	$43,248,736	$545,255,822	$541,044,010	$1,129,548,568

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balance as of March 31, 2013	Transfers out of Level 3 into Level 2[1]		Transfers Between Investment Categories[1]	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of September 30, 2013
Absolute Return	$14,615,157	$		$—	$(2,158,003)	$2,032,085	$304,983	$(2,127,973)	$12,666,249
Enhanced Fixed Income	33,740,954			—	103,581	1,423,679	—	(851,398)	34,416,816
Opportunistic Equity	100,553,665		(30,081,649)	—	(424,822)	467,396	10,000,000	(7,243,907)	73,270,683
Private Investments	422,822,568		—	—	116,121	14,729,965	28,501,058	(49,593,672)	416,576,040
Tactical Trading	5,616,938		—	—	(477)	(4,406)	—	(1,497,833)	4,114,222
Total Level 3 Investments	$577,349,282		$(30,081,649)	$—	$(2,363,600)	$18,648,719	$38,806,041	$(61,314,783)	$541,044,010

1  Transfers are represented by their balance as of April 1, 2013.

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 except for a transfer out of Level 3 into Level 2 that resulted from a lock-up period on an investment in an Adviser Fund being lifted, as set forth in the table above.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2013 is $20,426,890.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to September 2013. It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2013:

Type of Level 3 Investment	Fair Value as of September 30, 2013	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	$12,666,249	NAV as practical expedient*	N/A
Enhanced Fixed Income	34,416,816	NAV as practical expedient*	N/A
Opportunistic Equity	73,270,683	NAV as practical expedient*	N/A
Private Investments	416,005,758	NAV as practical expedient*	N/A
Tactical Trading	4,114,222	NAV as practical expedient*	N/A
Common Stock
Private Investments	39,935	Current value method	Recent round of financing
Options
Private Investments	8,981	Options pricing model	Private company financial information
Preferred Stock
Private Investments	521,366	Current value method	Recent round of financing
Total Level 3 Investments	$541,044,010

*  Unobservable input.

TWELVE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing and the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions Terms*
Opportunistic Equity(a)	Investments in global equity markets and strategies involving specific market sectors, such as financial, technology, public real estate and public energy.	$422,438	N/A	N/A	Monthly-Annually	5-120	0-3 years; Up to 6% redemption fee
Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities, including distressed debt strategies.	$119,944	N/A	N/A	Monthly-Rolling 3 years	0-185	0-3 years; Up to 5% redemption fee
Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$106,793	N/A	N/A	Monthly-Annually	0-92	0-2 years; Up to 6% redemption fee
Tactical Trading(d)	Investments in commodities, currencies, global bonds and international stock indices, with low correlation to the equity markets.	$53,731	N/A	N/A	Quarterly	0-180	0-10 years; Up to 3% redemption fee
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$416,576	$131,749	Up to 10 years with extensions available after the stated termination date	N/A	N/A	N/A

*  The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

  The Master Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

THIRTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

a  This category includes Adviser Funds that predominantly invest in all global markets, including the U.S. domestic markets, and predominantly invest in equity securities. While the Opportunistic Equity investment strategy consists of Adviser Funds that trade predominantly in equity securities, certain of the Advisers chosen may additionally invest all or a portion of the Advisers Fund in debt or other instruments.

b  This category includes Adviser Funds that invest primarily in high yield debt, distressed securities, structured credit, and opportunistic credit (including, among other things, in emerging markets).

c  This category is defined as having a relatively low or negative correlation to the equity markets. In addition, certain strategies within the Absolute Return investment strategy may have less volatility through the use of arbitrage based strategies and hedging tools (e.g., "market" puts and calls, etc.). The Absolute Return investment strategy includes Adviser Funds that invest using Event Driven Arbitrage, Convertible Arbitrage, Merger Arbitrage, Fixed Income Arbitrage, Volatility Arbitrage and Statistical Arbitrage.

d  This category includes Adviser Funds who engage in directional trading strategies. Some of the Tactical Trading strategies incorporate equity assets as well as currencies, commodities and debt instruments. Commodity Trading Advisors (CTAs) are included in the Tactical Trading investment strategy. Historically, the Tactical Trading investment strategy has a relatively low correlation to the equity markets. Global Macro/Managed Futures strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

e  This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companies in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunities. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes) publicly traded energy companies.

d.  Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.  Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.  Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors' fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

g.  Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the years ended December 31, 2010 through December 31, 2012 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2013 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits

FOURTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

g.  Income Taxes (continued)

as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partner's Capital from operations during the reporting period. Actual results could differ from those estimates.

i.  Disclosures about Offsetting Assets and Liabilities

In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Updated ("ASU") No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." This update gives additional clarification to the FASB ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

j.  Recent Accounting Pronouncements

In June 2013, FASB issued ASU No. 2013-08, "Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements" ("ASU 2013-08"). ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company's investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Fund's financial statement disclosures.

3.  ALLOCATION OF PARTNERS' CAPITAL

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.  REPURCHASE OF LIMITED PARTNERS' INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Managers. The Investment Managers generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund will not offer repurchases of interests of more than 20% its net asset value in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

Effective March 28, 2013, upon the approval of the Limited Partners, MCCM became the investment co-manager to the Master Fund along with HIP, the existing investment manager to the Master Fund. The Investment Managers are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment co-management agreement among the Master Fund, HIP and MCCM (the "MCCM Agreement") and the investment co-management agreement between the Master Fund and HIP (the "HIP Agreement"). Under the MCCM Agreement and HIP Agreement (together, the "Investment Management Agreements"), the Investment Managers are responsible for developing, implementing and supervising the Master Fund's investment program. In consideration for the advisory and other services provided by

FIFTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS (CONTINUED)

HIP, the Master Fund pays HIP a management fee (the "Management Fee") equal to 1.00% on an annualized basis of the aggregate value of its partners' capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund). The Master Fund does not pay MCCM an investment management fee directly. Under the MCCM Agreement, MCCM is entitled to distributions from HIP under the Member Agreement (defined below). MCCM is a non-voting member ("Member") of HIP. HIP, MCCM and the General Partner have entered into a membership agreement (the "Member Agreement"), pursuant to which HIP makes distributions to MCCM equal to a percentage of the Management Fee HIP receives from the Master Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative "hurdle amount," which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year ("the Performance Allocation"). The Performance Allocation is made on a "peak to peak", or "high watermark" basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Member Agreement, the General Partner makes distributions to MCCM equal to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2013, the General Partner accrued a Performance Allocation in the amount of $1,123,385.

Hatteras Capital Distributors LLC ("HCD"), an affiliate of HIP, serves as the Master Fund's private placement agent. HCD receives a distribution fee from HIP equal to 0.10% on an annualized basis of the partner's capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

Each member of the Board who is not an "interested person" of the Master Fund ("Independent Director"), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the "Administrator") an administration fee based on the month-end partners' capital of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2013, the total accounting and administration fees were $440,371.

UMB Bank, N.A. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund's credit facility, as described below in Note 8.

7.  INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the six months ended September 30, 2013 amounted to $122,728,781. Total proceeds from redemptions of Adviser Funds for the six months ended September 30, 2013 amounted to $197,829,070. The cost of investments in Adviser Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2013.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.  CREDIT FACILITY

The Master Fund maintains a credit facility (the "Facility") with a maximum borrowing amount of $120,000,000 which is secured by certain interests in Adviser Funds. A fee of 80 basis points per annum is payable monthly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 190 basis points. Collateral for the new facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2013 are disclosed in the accompanying Statement of Operations. At September 30, 2013, the Master Fund had $39,667 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the facility for the six months ended September 30, 2013 was 2.18%, $431,343, and $15,000,000, respectively.

SIXTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (continued)

9.  INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

As of September 30, 2013, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $131,748,989. Five Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, two Adviser Funds have commitments denominated in Pound Sterling, and one Adviser Fund has commitments denominated in Japanese Yen. At September 30, 2013, the unfunded commitments for these Adviser Funds totaled €3,249,470 EUR, £3,293,139 GBP and ¥99,826,564 JPY, respectively. At September 30, 2013, the exchange rate used for the conversion was 1.3522 USD/EUR, 1.6185 USD/GBP and 98.2318 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund's total unfunded commitment amount.

11.  RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Managers on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund's liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Adviser Funds' governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund's financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions and performance allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners' capital.

SEVENTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2013 (Unaudited) (concluded)

12.  FINANCIAL HIGHLIGHTS (CONTINUED)

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Period Ended September 30, 2013	For the Years Ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Total return before Performance Allocation	2.55%[2]	5.05%	(2.51)%	6.91%	16.24%	(20.45)%
Total return after Performance Allocation	2.36%[2]	4.98%	(2.49)%	6.89%	16.24%	(20.45)%
Partners' capital, end of year (000's)	$1,091,421	$1,180,551	$1,440,698	$1,528,134	$1,411,169	$1,149,124
Portfolio turnover	10.85%[2]	25.15%	32.68%	25.12%	23.12%	22.57%
Ratio of net investment income (loss), excluding Performance Allocation	(1.34)%[3]	0.87%	0.76%	0.43%	(0.84)%	(0.90)%
Ratio of other operating expenses to average partner's capital	1.25%[3]	1.19%	1.20%	1.17%	1.23%	1.22%
Ratio of credit facility fees and interest expense to average partner's capital	0.09%[3]	0.08%	0.08%	0.10%	0.06%	0.03%
Operating expenses, excluding Performance Allocation	1.34%[3]	1.27%	1.28%	1.27%	1.29%	1.25%
Performance Allocation	0.19%[3]	0.07%	(0.02)%[1]	0.02%	0.00%	0.00%
Total operating expenses and Performance Allocation	1.53%[3]	1.34%	1.26%	1.29%	1.29%	1.25%

1  Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

2  Not Annualized.

3  Annualized.

SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following:

HIP recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners' capital of the Master Fund be made for the quarter ending December 31, 2013 to those partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of the tender offer's expiration date of October 31, 2013, and submitted tender requests totaling approximately $61,527,520.

On October 1, 2013, RCS Capital Corporation (the "Company") and Scotland Acquisition, LLC, a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement with certain principals of the HIP and the General Partner (collectively the "Sellers") and David Perkins, as the Sellers' representative. The purchase will result in a change in control of HIP and, therefore, constitute an "assignment" within the meaning of the 1940 Act of i) the existing HIP Agreement between HIP and the Master Fund, and ii) the existing MCCM Agreement among HIP, MCCM and the Master Fund. The purchase is expected to be consummated in the first quarter of 2014.

*************

EIGHTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2013, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	18
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	18
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	18
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	18
Daniel K. Wilson June 22, 1948	Director; Audit Committee Member	Since 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	18

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

2  Mr. Perkins is deemed to be an "interested" Director of the Master Fund because of his affiliations with HIP.

NINETEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited) (concluded)

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
Joseph E. Breslin November 18, 1953	Director	Since 2013	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	18
Thomas Mann February 1, 1950	Director	Since 2013	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc since January 2012.	18

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

TWENTY

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2013, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008

Prior to becoming Secretary of each of the Funds in the Fund Complex, Mr. Fields was Treasurer of each of the Funds in the Fund Complex. Mr. Fields is Chief Operating Officer of HIP and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the Funds in the Fund Complex and HIP as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the Funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of HIP and its affiliates.	N/A

1  The "Fund Complex" consists of the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

TWENTY-ONE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund's record of actual proxy votes cast during the period ended June 30, 2013 is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-TWO

HATTERAS CORE ALTERNATIVES FUNDS

8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

INVESTMENT MANAGER AND FUND SERVICING AGENT

Hatteras Investment Partners, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

INVESTMENT MANAGER

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Suite 200
Chapel Hill, NC 27517

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street, 24th Floor
Philadelphia, PA 19103

FUND COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

ADMINISTRATOR AND FUND ACCOUNTANT

J.D. Clark & Company
223 Wilmington West Chester Pike, Suite 303
Chadds Ford, PA 19317

CUSTODIANS

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

DISTRIBUTOR

Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There  were no  changes  in the  registrant’s  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President (principal executive officer)

Date	December 6, 2013

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President (principal executive officer)

Date	December 6, 2013

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer (principal financial officer)

Date	December 6, 2013

* Print the name and title of each signing officer under his or her signature.